EVENTS AFTER THE REPORTING PERIOD (Details - Business Combinations, University of Antelope Valley) - University of Antelope Valley - USD ($) $ in Millions	Mar. 24, 2022	Dec. 31, 2021	Mar. 21, 2021
Disclosure of non-adjusting events after reporting period [line items]
Cash payments to acquire business	$ 6.5		$ 24.0
Consideration made up of shares	$ 6.0		$ 6.0
Business Combinations
Disclosure of non-adjusting events after reporting period [line items]
Cash payments to acquire business		$ 7.0
Shares transferred as consideration		1.0
Consideration made up of shares		$ 6.0